Segment Reporting - Elimination (Details)	6 Months Ended
	Jun. 30, 2020 USD ($) customer	Jun. 30, 2019 USD ($) customer
Revenue from External Customers
Revenue from external customers	$ 106,765,000	$ 102,197,000
Number of customers accounted for more than 10% of revenue | customer	2	1
Intersegment elimination | PRC | Consumer Health
Revenue from External Customers
Revenue from external customers	$ 157,000	$ 1,857,000